INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of the effects of income tax and social contribution on profit or loss
Net income (loss) before taxes	R$ 14,380,751	R$ 13,937,137
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	R$ (4,889,455)	R$ (4,738,627)
Tax rate	34.00%	34.00%
Tax effect on permanent differences
Taxation (difference) on profits of subsidiaries in Brazil and abroad	R$ 815,768	R$ 1,473,037
Equity method	143	3,164
Thin capitalization	(27,114)	(198,725)
Credit related to Reintegra Program	3,694	3,677
Director bonuses	(3,481)	(11,176)
Tax incentives	41,769	22,464
Donations / Fines - other	(1,659)	(3,052)
Income and social contribution benefits (expenses) for the period	(4,060,335)	(3,449,238)
Income tax
Current	(193,265)	(116,819)
Deferred	(2,830,430)	(2,446,211)
Total income Tax	(3,023,695)	(2,563,030)
Social Contribution
Current	(17,738)	(5,818)
Deferred	(1,018,902)	(880,390)
Total Social Contribution	(1,036,640)	(886,208)
Income and social contribution benefits (expenses) for the period	R$ (4,060,335)	R$ (3,449,238)
Effective rate of income and social contribution tax expenses	28.23%	24.75%